Nature of Business	12 Months Ended
Dec. 31, 2014
Notes
Nature of Business

Note 1:  Nature of Business

MEMBERS Life Insurance Company (“MLIC” or the “Company”) is a life and health insurance stock company organized under the laws of Iowa and a wholly-owned subsidiary of CUNA Mutual Investment Corporation (“CMIC”). CMIC is organized under the laws of Wisconsin and is a wholly-owned subsidiary of CMFG Life Insurance Company (“CMFG Life”), an Iowa life insurance company. CMFG Life and its affiliated companies primarily sell insurance and other products to credit unions and their members.  The Company’s ultimate parent is CUNA Mutual Holding Company (“CMHC”), a mutual insurance holding company organized under the laws of Iowa.  In 2013, MLIC began selling single premium deferred annuity contracts to credit union members through face-to-face and direct response distribution channels.  Prior to 2013, MLIC did not actively market new business; it primarily serviced existing blocks of individual and group life policies.  In January 2013, the Company entered into a reinsurance agreement with CMFG Life to cede 100% of any new business written.  In October 2012, the Company entered into a reinsurance agreement with CMFG Life and ceded 95% of its business in force.

MLIC is authorized to sell life, health and annuity policies in all states in the U.S. and the District of Columbia, except New York.  The following table identifies states with premiums greater than 5% of total direct premium and states with deposits on annuity contracts greater than 5% of total deposits:

				Deposits on
	Direct Life and Health Premium			Annuity Contracts

	2014	2013	2012	2014	2013
Michigan	63%	64%	65%	12%	11%
Texas	22	22	21	8	*
California	5	5	*	*	*
Iowa	*	*	*	8	17
Rhode Island	*	*	*	8	6
Wisconsin	*	*	*	7	7
Indiana	*	*	*	6	6
Pennsylvania	*	*	*	6	5
Florida	*	*	*	5	*
Utah	*	*	*	*	5
*Less than 5%.

No other state represents more than 5% of the Company’s premiums or deposits for any year in the three years ended December 31, 2014.

CMFG Life provides significant services required in the conduct of the Company’s operations. Management believes allocations of expenses are reasonable, but the results of the Company’s operations may have materially differed from the results reflected in the accompanying financial statements if the Company did not have this relationship.